Note 10 - Long-tern Debt - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term debt	$ 18	$ 18
Line of Credit [Member]
Long-term debt	$ 18	$ 18